The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — September 30, 2020 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 69.7%
	Aerospace — 2.3%
$1,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$1,590,625
1,713,000	Kaman Corp., 3.250%, 05/01/24	1,705,687

		3,296,312

	Airlines — 0.5%
570,000	Southwest Airlines Co., 1.250%, 05/01/25	746,700

	Broadcasting — 0.5%
588,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23	700,483

	Business Services — 2.0%
860,000	2U Inc., 2.250%, 05/01/25(a)	1,238,630
1,500,000	Perficient Inc., 1.250%, 08/01/25(a)	1,599,830

		2,838,460

	Cable and Satellite — 1.3%
2,000,000	DISH Network Corp., 3.375%, 08/15/26	1,840,993

	Communications Equipment — 1.6%
2,210,000	InterDigital Inc., 2.000%, 06/01/24	2,287,815

	Computer Software and Services — 25.8%
1,015,000	8x8 Inc., 0.500%, 02/01/24	949,488
500,000	Bandwidth Inc., 0.250%, 03/01/26(a)	1,001,018
500,000	Blackline Inc., 0.125%, 08/01/24	690,241
900,000	Cardlytics Inc., 1.000%, 09/15/25(a)	986,605
425,000	Cloudflare Inc., 0.750%, 05/15/25(a)	574,325
	Coupa Software Inc.,
705,000	0.125%, 06/15/25	1,287,947
900,000	0.375%, 06/15/26(a)	1,064,813
1,500,000	CSG Systems International Inc., 4.250%, 03/15/36	1,560,164
745,000	CyberArk Software Ltd., Zero Coupon, 11/15/24(a)	730,890
655,000	Datadog Inc., 0.125%, 06/15/25(a)	867,875
1,025,000	Everbridge Inc., 0.125%, 12/15/24(a)	1,363,521
1,500,000	Evolent Health Inc., 1.500%, 10/15/25	1,157,813

Principal Amount		Market Value
$ 756,000	GDS Holdings Ltd., 2.000%, 06/01/25	$1,279,530
330,000	HubSpot Inc., 0.375%, 06/01/25(a)	419,972
935,000	i3 Verticals LLC, 1.000%, 02/15/25(a)	819,273
380,000	Limelight Networks Inc., 3.500%, 08/01/25(a)	385,062
620,000	LivePerson Inc., 0.750%, 03/01/24	940,075
1,500,000	Match Group Financeco 3 Inc., 2.000%, 01/15/30(a)	2,283,665
340,000	Medallia Inc., 0.125%, 09/15/25(a)	342,818
1,250,000	MercadoLibre Inc., 2.000%, 08/15/28	3,150,313
840,000	Nice Ltd., Zero Coupon, 09/15/25(a)	851,004
165,000	Nice Systems Inc., 1.250%, 01/15/24	448,953
1,500,000	Okta Inc., 0.125%, 09/01/25	1,982,771
1,515,000	Pluralsight Inc., 0.375%, 03/01/24	1,345,320
1,565,000	Proofpoint Inc., 0.250%, 08/15/24	1,565,978
1,000,000	PROS Holdings Inc., 1.000%, 05/15/24(a)	873,859
1,165,000	Q2 Holdings Inc., 0.750%, 06/01/26	1,432,788
1,000,000	RealPage Inc., 1.500%, 05/15/25	1,033,750
	Splunk Inc.,
1,000,000	1.125%, 09/15/25	1,445,730
440,000	1.125%, 06/15/27(a)	475,612
640,000	Varonis Systems Inc., 1.250%, 08/15/25(a)	913,479
750,000	Workiva Inc., 1.125%, 08/15/26	750,798
1,335,000	Zscaler Inc., 0.125%, 07/01/25(a)	1,582,110

		36,557,560

	Consumer Products — 1.2%
640,000	Farfetch Ltd., 3.750%, 05/01/27(a)	1,172,680
425,000	Under Armour Inc., 1.500%, 06/01/24(a)	533,230

		1,705,910

	Consumer Services — 2.0%
320,000	Callaway Golf Co., 2.750%, 05/01/26(a)	436,107

1

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Consumer Services (Continued)
$ 455,000	Chegg Inc., Zero Coupon, 09/01/26(a)	$455,683
565,000	K12 Inc., 1.125%, 09/01/27(a)	473,994
270,000	Royal Caribbean Cruises Ltd., 4.250%, 06/15/23(a)	316,422
450,000	Shopify Inc., 0.125%, 11/01/25	504,478
675,000	Wayfair Inc., 0.625%, 10/01/25(a)	689,976

		2,876,660

	Diversified Industrial — 0.7%
600,000	Chart Industries Inc., 1.000%, 11/15/24(a)	834,586
105,000	Sea Ltd., 2.375%, 12/01/25(a)	196,817

		1,031,403

	Electronics — 1.4%
1,800,000	Knowles Corp., 3.250%, 11/01/21	1,929,038

	Energy and Utilities — 3.2%
670,000	Bloom Energy Corp., 2.500%, 08/15/25(a)	854,645
1,800,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,305,475
2,500,000	SunPower Corp., 4.000%, 01/15/23	2,396,388

		4,556,508

	Financial Services — 2.4%
535,000	Chimera Investment Corp., 7.000%, 04/01/23	662,465
505,000	Colony Capital Operating Co. LLC, 5.750%, 07/15/25(a)(b)	747,010
955,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	600,871
	LendingTree Inc.,
344,000	0.625%, 06/01/22	539,678
785,000	0.500%, 07/15/25(a)	767,857

		3,317,881

	Health Care — 13.9%
1,000,000	1Life Healthcare Inc., 3.000%, 06/15/25(a)	998,690
445,000	Coherus Biosciences Inc., 1.500%, 04/15/26(a)	523,718
1,000,000	Collegium Pharmaceutical Inc., 2.625%, 02/15/26	995,000

Principal Amount		Market Value

$1,000,000	CONMED Corp., 2.625%, 02/01/24	$1,124,543
	DexCom Inc.,
495,000	0.750%, 12/01/23	1,251,731
320,000	0.250%, 11/15/25(a)	339,000
1,635,000	Exact Sciences Corp., 0.375%, 03/15/27	1,921,762
125,000	Inovio Pharmaceuticals Inc., 6.500%, 03/01/24	268,025
1,500,000	Insulet Corp., 0.375%, 09/01/26(a)	1,917,661
800,000	Intercept Pharmaceuticals Inc., 2.000%, 05/15/26	557,919
750,000	Invacare Corp., 4.500%, 06/01/22	683,605
640,000	Livongo Health Inc., 0.875%, 06/01/25(a)	1,256,800
608,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	842,080
1,000,000	Pacira BioSciences Inc., 2.375%, 04/01/22	1,151,479
750,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	616,504
850,000	PetIQ Inc., 4.000%, 06/01/26(a)	1,145,030
750,000	Retrophin Inc., 2.500%, 09/15/25	641,215
1,250,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	1,157,599
1,110,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	1,035,299
1,030,000	Teladoc Health Inc., 1.250%, 06/01/27(a)	1,293,215

		19,720,875

	Hotels and Gaming — 0.8%
	NCL Corp. Ltd.,
430,000	6.000%, 05/15/24(a)	631,138
470,000	5.375%, 08/01/25(a)	552,567

		1,183,705

	Real Estate Investment Trusts — 1.4%
2,000,000	Arbor Realty Trust Inc., 4.750%, 11/01/22(a)	1,909,947

	Retail — 0.7%
640,000	National Vision Holdings Inc., 2.500%, 05/15/25(a)	912,000

	Semiconductors — 1.0%
105,000	Inphi Corp., 0.750%, 04/15/25(a)	126,205

2

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors (Continued)
$ 500,000	Teradyne Inc., 1.250%, 12/15/23	$1,277,023

		1,403,228

	Telecommunications — 6.1%
1,500,000	Harmonic Inc., 2.000%, 09/01/24	1,405,335
1,000,000	Infinera Corp., 2.500%, 03/01/27(a)	1,053,877
700,000	Liberty Latin America Ltd., 2.000%, 07/15/24	575,809
750,000	Lumentum Holdings Inc., Ser. QIB, 0.500%, 12/15/26(a)	800,106
1,225,000	PagerDuty Inc., 1.250%, 07/01/25(a)	1,244,990
1,000,000	PAR Technology Corp., 2.875%, 04/15/26(a)	1,201,320
250,000	Twilio Inc., 0.250%, 06/01/23	871,981
1,250,000	Vocera Communications Inc., 1.500%, 05/15/23	1,399,219

		8,552,637

	Transportation — 0.9%
1,000,000	Atlas Air Worldwide Holdings Inc., 1.875%, 06/01/24	1,208,125

	TOTAL CONVERTIBLE CORPORATE BONDS	98,576,240

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.6%
	Real Estate Investment Trusts — 2.2%
21,700	QTS Realty Trust Inc., 6.500%, Ser. B	3,069,248

	Telecommunications — 0.4%
12,000	Cincinnati Bell Inc., 6.750%, Ser. B	582,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,651,248

	MANDATORY CONVERTIBLE SECURITIES (c) — 12.8%
	Automotive: Parts and Accessories — 1.3%
15,600	Aptiv plc, 5.500%, Ser. A, 06/15/23	1,769,352

	Diversified Industrial — 1.4%
11,000	Colfax Corp., 5.750%, 01/15/22	1,476,310

Shares		Market Value

5,425	Stanley Black & Decker Inc., 5.250%, 11/15/22	$547,383

		2,023,693

	Energy and Utilities — 5.0%
29,938	American Electric Power Co. Inc., 6.125%, 03/15/22	1,452,292
35,300	DTE Energy Co., 6.250%, 11/01/22	1,594,148
10,060	Essential Utilities Inc., 6.000%, 04/30/22	538,210
	NextEra Energy Inc.,
16,325	4.872%, 09/01/22	884,162
17,400	5.279%, 03/01/23	812,232
18,030	6.219%, 09/01/23	860,933
	Sempra Energy,
5,163	6.000%, Ser. A, 01/15/21	508,297
5,000	6.750%, Ser. B, 07/15/21	490,050

		7,140,324

	Equipment and Supplies — 0.8%
750	Danaher Corp., 4.750%, Ser. A, 04/15/22	1,106,887

	Financial Services — 1.3%
1,115	2020 Cash Mandatory Exchangeable Trust, 5.250%, 06/01/23	1,202,282
430	2020 Mandatory Exchangeable Trust, 6.500%, 05/16/23	573,446

		1,775,728

	Health Care — 1.2%
12,060	Avantor Inc., 6.250%, Ser. A, 05/15/22	877,244
19,990	Elanco Animal Health Inc., 5.000%, 02/01/23	886,756

		1,764,000

	Semiconductors — 1.8%
2,085	Broadcom Inc., 8.000%, Ser. A, 09/30/22	2,599,474

	TOTAL MANDATORY CONVERTIBLE SECURITIES	18,179,458

	COMMON STOCKS — 12.1%
	Automotive: Parts and Accessories — 0.1%
1,000	Genuine Parts Co.	95,170

	Communications Equipment — 1.4%
8,113	American Tower Corp., REIT	1,961,155

3

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Computer Hardware — 0.2%
1,800	International Business Machines Corp.	$219,006

	Computer Software and Services — 1.9%
8,987	Alibaba Group Holding Ltd., ADR†	2,641,998

	Consumer Products — 0.5%
9,000	Swedish Match AB	736,413

	Energy and Utilities — 0.0%
515,000	Bristow Group Inc., Escrow†(d)	0
1,000	Chevron Corp.	72,000

		72,000

	Financial Services — 2.4%
2,500	American Express Co.	250,625
5,000	Bank of America Corp.	120,450
1,700	Citigroup Inc.	73,287
1,000	JPMorgan Chase & Co.	96,270
2,500	Julius Baer Group Ltd.	106,590
2,000	Morgan Stanley	96,700
5,000	National General Holdings Corp.	168,750
9,000	State Street Corp.	533,970
20,000	The Bank of New York Mellon Corp.	686,800
9,000	The PNC Financial Services Group Inc.	989,190
13,000	Wells Fargo & Co.	305,630

		3,428,262

	Food and Beverage — 0.4%
4,000	Maple Leaf Foods Inc.	81,559
1,000	Pernod Ricard SA	159,630
1,500	Remy Cointreau SA	274,003

		515,192

	Health Care — 0.7%
200,000	Elite Pharmaceuticals Inc.†	13,600
500	Johnson & Johnson	74,440
1,500	Merck & Co. Inc.	124,425
18,000	Roche Holding AG, ADR	770,580

		983,045

	Real Estate Investment Trusts — 1.8%
15,205	Crown Castle International Corp.	2,531,633

	Retail — 0.2%
800	Costco Wholesale Corp.	284,000

	Telecommunications — 0.7%
2,000	Sunrise Communications Group AG	236,686

Shares		Market Value

600	Swisscom AG	$318,289
8,000	Verizon Communications Inc.	475,920

		1,030,895

	Transportation — 0.0%
1,000	GATX Corp.	63,750

	Wireless Communications — 1.8%
22,566	T-Mobile US Inc.†	2,580,648

	TOTAL COMMON STOCKS	17,143,167

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$3,905,000	U.S. Treasury Bills, 0.085% to 0.131%††, 10/15/20 to 12/24/20	3,904,397

	TOTAL INVESTMENTS — 100.0% (Cost $117,281,762)	$141,454,510

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At September 30, 2020, the Fund held an investment in a restricted and illiquid security amounting to $747,010 or 0.53% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	09/30/20 Carrying Value Per Bond
$505,000	Colony Capital Operating Co. LLC, 5.750%, 07/15/25	07/17/20	$531,582	$1,479.23

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4